UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period:4/30/10

Item 1.  Reports to Stockholders.

Annual Report

April 30, 2010

1-888-451-TPFG

www.TPFG.com

Distributed by Northern Lights Distributors, LLC

FINRA/SIPC Member

Dear Fellow Shareholders:

It is my pleasure to offer The Pacific Financial Mutual Funds Annual Report.  This report is comprehensive, but I would like to offer you some highlights.  Pacific Financial Mutual Funds are comprised of five mutual funds, they are;  Pacific Financial Core Equity Fund (“Core Equity Fund”), Pacific Financial Explorer Fund (“Explorer  Fund”), Pacific Financial International Fund (“International Fund”), Pacific Financial Tactical Fund (“Tactical Fund”) and Pacific Financial Strategic Conservative Fund (“Strategic Conservative Fund”).  There are two classes of shares, Institutional and Investor.  At year end (April 30, 2010) there were about $139,595,166 under management in these funds.  Of that amount about 3.9% or $5,307,795 was invested in Investors class shares with the vast majority (about 96.1%) being invested in Institutional class shares (the prospectus clearly explains the differences in these two type of shares).  In the interest of clarity, I will be referring to the performance of the Institutional Class of shares in this commentary; this information is available for the Investor Class shares in the Annual Report.  The same investment methods and strategies were used in both classes of shares, but because of the different characteristics of the shares there are some variances in performance between the two.  I refer you to the Annual Report to see the differences in detail.

In general we believe the performance of the funds during the twelve month period ending April 30, 2010 was good.  The Core Equity Institutional Class shares were up 39.11% for the year with its benchmark, the S&P 500 Total Return was only up 38.84%.  The Explorer Institutional shares struggled a bit and were up 30.30% as compared to its benchmark’s (The S&P 500 Total Return) return of 38.84%.  The International Fund Institutional shares were up 28.80% as compared to it’s benchmark, The MSCI EAFE Index’s return of 34.43%.  The Strategic Conservative Institutional shares return was 5.24% as compared to its benchmark’s (The Barclays Intermediate Government Total Return Index) return of 2.33%.

We believe the Core Equity did well this year.  Its performance of 39.11% was about .30% greater than its benchmark’s performance of 38.84%.  The performance of this portfolio was fueled by it’s allocations to Large Cap and Mid Cap equities.  These two allocations accounted for 58% of the profits of the portfolio, with the Broad Market contributing 18% and Small Caps 14%.  There were small losses in a value investment and a small cap ETF that was not style consistent.

The Explorer Fund struggled this year.  Much of the market’s growth came from large cap core positions which this fund does not invest in.  The fund benefited from investments in Consumer Discretionary issues (about 32% of our profits), and Mid Cap positions (about 27.6% of profits).  Other contributors to returns were Steel, Software, Oil and Gas and Technology.  We were penalized with losses in The Internet, Health, Basic Materials, Metals and Technology.  Our performance was 30.30% as compared with the Benchmark’s (the S&P 500 Total Return) 38.84%.

The International Fund underperformed it’s benchmark (the MSCI EAFE Index).  This was largely due to our decision to play a defensive game based on our long term concern about the economic conditions in Europe and Asia, and to a lesser extent losses in some countries.  Our performance was 28.80% as compared to the MSCI EAFE’s 34.43%.  The fund benefited from investments in China, Israel, South Africa, Spain, the Pacific ex. Japan, Global Industrials, Global Technology, Emerging Middle East Markets and Emerging Small Cap Investments.  The fund was penalized for investments in Austria, Belgium, BRIC countries, Mexico, Turkey and Latin America.

We believe Strategic Conservative Fund has done well.  Its performance for the year was 5.24%, as compared to it’s benchmark’s (Barclays Intermediate Government Total Return Index) return of 2.33%.  Our strategy of using superior active fixed income managers in the fund is proving itself effective.  During this period positive contributions were made by The Harbor Bond Fund, Frontegra Columbus, Managers Intermediate Duration, PIMCO GNMA, PIMCO Total Return, Ridgeworth Intermediate Bond, The Weitz Funds and the Wasatch US Treasury Fund.  We had minor losses with Columbia US Treasury, Ridgeworth US Govt Securities and the Vanguard Intermediate Term Treasure Fund.  We are pleased with the performance of this fund.

The Tactical Funds goal is to not lose money over any 12 month rolling period of time, and where possible earn a reasonable return for its investors.  This year we believe it’s goals were well met.  The return of the Tactical Fund was 6.48%, as compared to its benchmark’s (90 Day Treasury Bill Index) 0.15%.  Tactical benefited from investments in the Absolute Strategies Fund, the Hussman Strategic Total Return Fund, the PIMCO Total Return Fund, the Arbitrage Fund and the Winslow Strategic Income Fund.  We lost a small amount of money on the PIMCO Fund.  We are pleased with the performance of this fund.

Thank you for your confidence in The Pacific Financial Mutual Funds.

Very truly yours,

James C. McClendon, C.E.O. & Senior Portfolio Manager

The Pacific Financial Group, Inc.

Mutual Funds Involve Risk Including Possible Loss of Principal.  Past performance is no guarantee of future results.  Investment return and principal value will vary.  Investors’ shares when redeemed may be worthy more or less than original cost.  Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares.  The Pacific Financial Funds made no distributions during the period under review.  The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing.  Before investing you should carefully consider the investment objectives, risks, chares and expenses of the Pacific Financial family of Funds.  This and other important information about the Fund is contained in the prospectus, to obtain an additional prospectus please call 1-800-451-TPFG.  The prospectus should be read carefully before investing.  The Pacific Financial family of funds is distributed by Northern Lights Distributors, LLC member FINRA.

 The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.  The MSCI EAFE Index is a market-weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australasia and the Far East.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.  The Barclays Intermediate Government Index is an unmanaged index that tracks the performance of intermediate US government securities.  Index returns assume reinvestment of dividends, Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect and fees or expenses.  The 90 Day Treasury Bill Index in as unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest maturity.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

0893-NLD-06/23/2010

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO REVIEW
April 30, 2010 (unaudited)

The Fund's performance figures* for the year ending April 30, 2010, compared to its benchmarks:

	One Year	Since Inception (7/2/07)
Pacific Financial Core Equity Fund - Institutional Class	39.11%	-8.27%
Pacific Financial Core Equity Fund - Investor Class	38.47%	21.56% **
S&P 500 Total Return Index	38.84%	-6.28%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Equity Exchange Traded Funds	97.90%
Other, Cash & Cash Equivalents Less Liabilities	2.10%
	100.00%

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO REVIEW
April 30, 2010 (unaudited)

The Fund's performance figures* for the year ending April 30, 2010, compared to its benchmarks:

	One Year	Since Inception (7/2/07)
Pacific Financial Explorer Fund - Institutional Class	30.30%	-7.79%
Pacific Financial Explorer Fund - Investor Class	30.21%	17.45% **
S&P 500 Total Return Index	38.84%	-6.28%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Index Funds	44.21%
Technology Funds	30.64%
Internet & Telecom Funds	16.13%
Retail Funds	7.94%
Other, Cash & Cash Equivalents Less Liabilities	1.08%
	100.00%

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO REVIEW
April 30, 2010 (unaudited)

The Fund's performance figures* for the year ending April 30, 2010, compared to its benchmarks:

	One Year	Since Inception (7/2/07)
Pacific Financial International Fund - Institutional Class	28.80%	-17.18%
Pacific Financial International Fund - Investor Class	27.66%	1.60% **
MSCI EAFE Net Total Return Index ("EAFE Net")	34.43%	-10.25%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The MSCI EAFE Index is a market-weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australasia and the Far East.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
International	46.87%
China	14.89%
Mexico	11.81%
India	7.92%
Asian Pacific	5.96%
Latin America	5.05%
Emerging Markets	4.98%
Other, Cash & Cash Equivalents Less Liabilities	2.52%
	100.00%

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO REVIEW
April 30, 2010 (unaudited)

The Fund's performance figures* for the year ending April 30, 2010, compared to its benchmarks:

	One Year	Since Inception (7/2/07)
Pacific Financial Strategic Conservative Fund - Institutional Class	5.24%	0.87%
Pacific Financial Strategic Conservative Fund - Investor Class	4.58%	2.00% **
Barclays Intermediate Government Total Return Index	2.33%	6.53%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The Barclays Intermediate Government Index is an unmanaged index that tracks the performance of intermediate US government securities.   Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Debt Mutual Funds	98.19%
Other, Cash & Cash Equivalents Less Liabilities	1.81%
	100.00%

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO REVIEW
April 30, 2010 (unaudited)

The Fund's performance figures* for the year ending April 30, 2010, compared to its benchmarks:

	One Year	Since Inception (7/2/07)
Pacific Financial Tactical Fund - Institutional Class	6.48%	0.36%
Pacific Financial Tactical Fund - Investor Class	5.84%	4.21% **
90 Day Treasury Bill Index	0.15%	1.65%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.   Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Debt Mutual Funds	62.45%
Equity Mutual Funds	35.09%
Other, Cash & Cash Equivalents Less Liabilities	2.46%
	100.00%

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS			April 30, 2010
% of
Net Assets	Description	Shares	Value
97.90%	EXCHANGE TRADED FUNDS
97.90%	EQUITY FUNDS
	iShares Russell 1000 Value Index Fund	80,540	$ 5,046,636
	iShares Russell Midcap Index Fund	54,681	5,067,835
	iShares Russell Midcap Value Index Fund	120,393	5,069,749
	iShares S&P MidCap 400/BARRA Value Index Fund	20,265	1,515,822
	Powershares QQQ	51,112	2,516,755
	Rydex S&P 500 Pure Value ETF	183,110	5,068,485
	Rydex S&P Equal Weight ETF	115,316	5,040,462
	Rydex S&P Smallcap 600 Pure Value ETF	80,628	3,182,387
	Vanguard Large-Cap ETF	93,009	5,038,298
	Vanguard Mid-Cap Value Index Fund	100,241	5,062,171
	Vanguard Small-Cap ETF	75,879	5,046,712
	Vanguard Small-Cap Value ETF	27,713	1,766,981
	Total Exchange Traded Funds
	(Cost $49,139,005)		49,422,293

1.85%	SHORT-TERM INVESTMENTS
1.85%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.01% *	931,392	931,392
	(Cost $931,392)

99.75%	TOTAL INVESTMENTS		$ 50,353,685
	(Cost $50,070,397) (a)

0.25%	ASSETS IN EXCESS OF OTHER LIABILITIES		127,303

100.00%	TOTAL NET ASSETS		$ 50,480,988

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $ 50,079,674 and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 663,983
	Unrealized depreciation		(389,972)
	Net unrealized appreciation		$ 274,011
* Money market fund; interest rate reflects seven day effective yield on April 30, 2010

See accompanying notes to financial statements.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS			April 30, 2010
% of
Net Assets	Description	Shares	Value
98.92%	EXCHANGE TRADED FUNDS
44.21%	INDEX
	First Trust NASDAQ-100 Equal Weighted Index Fund	21,960	$ 475,434
	Powershares QQQ	9,595	472,458
	ProShares Ultra QQQ *	6,908	471,126
	Rydex S&P 500 Pure Growth ETF	6,282	234,382
	Rydex S&P Midcap 400 Pure Growth ETF	7,105	468,930
	SPDR Dow Jones Mid Cap Growth ETF	7,162	473,551
			2,595,881
16.13%	INTERNET & TELECOM
	First Trust Dow Jones Internet Index Fund *	17,269	471,616
	Powershares Dynamic Media Portfolio	34,702	475,417
			947,033
7.94%	RETAIL
	SPDR S&P Retail ETF	10,909	466,142

30.64%	TECHNOLOGY
	iShares Dow Jones US Technology Sector Index Fund	7,842	467,540
	Powershares Dynamic Software Portfolio *	20,721	467,880
	ProShares Ultra Technology	7,180	404,952
	SPDR S&P Semiconductor ETF	9,380	459,057
			1,799,429

	TOTAL EXCHANGE TRADED FUNDS		5,808,485
	(Cost $5,940,630)

2.32%	SHORT-TERM INVESTMENTS
2.32%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.01% **	136,463	136,463
	(Cost $136,463)

101.24%	TOTAL INVESTMENTS		$ 5,944,948
	(Cost $6,077,093) (a)

-1.24%	LIABILITIES IN EXCESS OF OTHER ASSETS		(72,754)

100.00%	TOTAL NET ASSETS		$ 5,872,194

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $ 6,077,093 and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ -
	Unrealized depreciation		(132,145)
	Net unrealized depreciation		$ (132,145)
* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on April 30, 2010

See accompanying notes to financial statements.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS			April 30, 2010
% of
Net Assets	Description	Shares	Value
97.48%	EXCHANGE TRADED FUNDS
5.96%	ASIAN PACIFIC
	iShares MSCI Pacific ex-Japan Index Fund	29,356	$ 1,240,291

14.89%	CHINA
	Claymore/AlphaShares China Small Cap Index ETF	76,915	2,055,938
	SPDR S&P China ETF	14,646	1,043,235
			3,099,173
4.98%	EMERGING MARKETS
	SPDR S&P BRIC 40 ETF	41,589	1,037,313

7.92%	INDIA
	iPath MSCI India Index ETN *	12,216	812,364
	WisdomTree India Earnings Fund	35,900	835,034
			1,647,398
46.87%	INTERNATIONAL
	iShares MSCI EAFE Growth Index	56,090	3,097,290
	iShares S&P Global Consumer Discretionary Sector Index Fund	17,227	831,892
	iShares S&P Global Industrials Sector Index Fund	63,158	3,123,794
	Vanguard Total World Stock Index Fund ETF	60,991	2,703,115
			9,756,091

5.05%	LATIN AMERICA
	SPDR S&P Emerging Latin America ETF	13,080	1,051,763

11.81%	MEXICO
	iShares MSCI Mexico Investable Market Index Fund	46,383	2,457,835

	TOTAL EXCHANGE TRADED FUNDS		20,289,864
	(Cost $20,070,635)

2.14%	SHORT-TERM INVESTMENTS
2.14%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.01% **	445,777	445,777
	(Cost $445,777)

99.62%	TOTAL INVESTMENTS		$ 20,735,641
	(Cost $20,516,412) (a)

0.38%	ASSETS IN EXCESS OF OTHER LIABILITIES		78,714

100.00%	TOTAL NET ASSETS		$ 20,814,355

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $ 20,518,127 and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 343,789
	Unrealized depreciation		(126,275)
	Net unrealized appreciation		$ 217,514

* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on April 30, 2010

See accompanying notes to financial statements.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS			April 30, 2010
% of
Net Assets	Description	Shares	Value
98.19%	OPEN ENDED MUTUAL FUNDS
98.19%	DEBT MUTUAL FUNDS
	Dreyfus Intermediate Term Income Fund	105,360	$ 1,353,873
	First American Intermediate Term Bond Fund	174,942	1,798,401
	Frontegra Columbus Core Plus Fund	209,013	6,740,682
	Harbor Bond Fund	791,149	9,889,364
	John Hancock Investment Grade Bond Fund	451,182	4,547,913
	Managers Intermediate Duration Government Fund	122,771	1,360,307
	Metropolitan West High Yield Bond Fund	213,216	2,247,292
	MFS Research Bond Fund	218,893	2,254,599
	PIMCO GNMA Fund	382,686	4,492,732
	PIMCO Total Return Fund	892,140	9,929,514
	TOTAL OPEN ENDED MUTUAL FUNDS		44,614,677
	(Cost $43,898,982)

1.60%	SHORT-TERM INVESTMENTS
1.60%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.01% *	727,144	727,144
	(Cost $727,144)

99.79%	TOTAL INVESTMENTS		$ 45,341,821
	(Cost $44,626,126) (a)

0.21%	ASSETS IN EXCESS OF OTHER LIABILITIES		96,802

100.00%	TOTAL NET ASSETS		$ 45,438,623

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $ 44,635,470 and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 715,578
	Unrealized depreciation		(9,227)
	Net unrealized appreciation		$ 706,351
* Money market fund; interest rate reflects seven day effective yield on April 30, 2010

See accompanying notes to financial statements.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS			April 30, 2010
% of
Net Assets	Description	Shares	Value
97.54%	OPEN ENDED MUTUAL FUNDS
62.45%	DEBT MUTUAL FUNDS
	Driehaus Active Income Fund	164,911	$ 1,835,463
	Leader Short-Term Bond Fund	164,109	1,606,627
	PIMCO Total Return Fund	362,516	4,034,799
	The Osterweis Strategic Income Fund	429,116	4,982,031
	Vanguard Short-Term Investment Grade Fund	170,916	1,837,350
			14,296,270
35.09%	EQUITY MUTUAL FUNDS
	Absolute Strategies Fund	376,317	4,037,878
	Arbitrage Fund	304,417	3,993,951
			8,031,829

	TOTAL OPEN ENDED MUTUAL FUNDS		22,328,099
	(Cost $21,865,390)

2.45%	SHORT-TERM INVESTMENTS
2.45%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.01% *	560,633	560,633
	(Cost $560,633)

99.99%	TOTAL INVESTMENTS		$ 22,888,732
	(Cost $22,426,023) (a)

0.01%	ASSETS IN EXCESS OF OTHER LIABILITIES		3,121

100.00%	TOTAL NET ASSETS		$ 22,891,853

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $ 22,427,447 and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 461,285
	Unrealized depreciation		-
	Net unrealized appreciation		$ 461,285

* Money market fund; interest rate reflects seven day effective yield on April 30, 2010

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2010

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund
Assets:
Investments in securities, at cost	$ 50,070,397	$ 6,077,093	$ 20,516,412	$ 44,626,126	$ 22,426,023
Investments in securities, at value	50,353,685	5,944,948	20,735,641	45,341,821	22,888,732
Cash	-	1,086	41,175	-	-
Receivable for securities sold	-	5,848,321	-	-	-
Interest and dividends receivable	20	2	13	65,900	9,320
Receivable for fund shares sold	199,176	25,482	101,019	99,901	34,795
Prepaid expenses and other assets	15,894	15,431	14,883	16,688	16,219
Total Assets	50,568,775	11,835,270	20,892,731	45,524,310	22,949,066

Liabilities:
Payable for dividend distributions			-	296
Payable for securities purchased	-	5,940,631	41,175	-	-
Payable for fund shares redeemed	-	-	-	9,622	4,625
Investment advisory fees payable	48,125	6,512	18,095	36,834	28,061
Fees payable to other affiliates	12,446	2,187	4,867	10,640	6,365
Distribution (12b-1) fees payable	11,659	1,343	4,829	10,142	4,997
Accrued expenses and other liabilities	15,557	12,403	9,410	18,153	13,165
Total Liabilities	87,787	5,963,076	78,376	85,687	57,213

Net Assets	$ 50,480,988	$ 5,872,194	$ 20,814,355	$ 45,438,623	$ 22,891,853

Net Assets:
Paid in capital ($0 par value, unlimited
shares authorized)	53,662,601	5,373,419	24,729,114	46,256,490	23,049,142
Accumulated undistributed net investment
income/(loss)	-	-	3,794	36,911	-
Accumulated net realized gain/(loss) on investments	(3,464,901)	630,920	(4,137,782)	(1,570,473)	(619,998)
Net unrealized appreciation/(depreciation) on investments	283,288	(132,145)	219,229	715,695	462,709

Net Assets	$ 50,480,988	$ 5,872,194	$ 20,814,355	$ 45,438,623	$ 22,891,853

Net Asset Value Per Share
Institutional Class Shares
Net assets	$ 48,215,867	$ 5,649,433	$ 20,006,321	$ 43,886,420	$ 22,394,319
Shares of Beneficial Interest Outstanding	6,160,271	713,361	3,653,296	4,684,159	2,276,527
Net asset value, offering and redemption
price per share (a)	$ 7.83	$ 7.92	$ 5.48	$ 9.37	$ 9.84

Investor Class Shares
Net assets	$ 2,265,121	$ 222,761	$ 808,034	$ 1,552,203	$ 497,534
Shares of Beneficial Interest Outstanding	291,260	28,082	148,491	166,442	$ 50,873
Net asset value, offering and redemption
price per share (a)	$ 7.78	$ 7.93	$ 5.44	$ 9.33	$ 9.78

(a)	Shares redeemed within 60 days are subject to a 2.00% redemption fee.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2010

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund
Investment Income:
Dividend	$ 428,728	$ 106,496	$ 366,062	$ 1,586,554	$ 781,791
Interest	1,020	549	225	811	1,153
Total Investment Income	429,748	107,045	366,287	1,587,365	782,944

Expenses:
Investment advisory fees	275,765	198,250	124,039	336,243	212,475
Administration service fees	104,689	75,860	45,475	122,417	81,549
Distribution (12b-1) fees - Institutional Class	66,510	47,797	29,885	82,244	52,576
Distribution (12b-1) fees - Investor Class	9,725	7,062	4,500	7,267	2,170
Registration fees	18,232	17,232	15,957	18,232	16,807
Professional fees	15,509	13,277	10,211	18,609	12,386
Custodian fees	8,903	4,421	4,182	7,586	5,903
Compliance officer fees	6,482	4,396	2,425	7,273	3,779
Trustees' fees and expenses	5,676	5,847	5,781	6,004	5,727
Printing and postage expense	4,543	1,322	2,094	4,389	2,680
Transfer agent fees	3,020	2,622	3,348	3,291	1,807
Insurance expense	1,180	800	225	912	1,186
Miscellaneous expenses	2,349	2,184	2,157	1,619	2,585
Total Expenses	522,583	381,070	250,279	616,086	401,630
Plus: Expense reimbursement recapture
(Institutional Class)	30,169	23,035	2,072	33,547	24,952
Net Expenses	552,752	404,105	252,351	649,633	426,582

Net Investment Income (Loss)	(123,004)	(297,060)	113,936	937,732	356,362

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain from investments	9,224,075	5,872,597	1,426,847	195,484	499,495
Distributions received from underlying
investment companies	-	-	102	57,835	16,153
Total realized gain	9,224,075	5,872,597	1,426,949	253,319	515,648
Net change in unrealized appreciation /
(depreciation) on investments	(786,346)	(514,090)	55,954	740,675	429,236
Net Realized and Unrealized Gain	8,437,729	5,358,507	1,482,903	993,994	944,884

Net Increase in Net Assets
Resulting From Operations	$ 8,314,725	$ 5,061,447	$ 1,596,839	$ 1,931,726	$ 1,301,246

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
	Pacific Financial		Pacific Financial		Pacific Financial
	Core Equity Fund		Explorer Fund		International Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2010	April 30, 2009 *	April 30, 2010	April 30, 2009 *	April 30, 2010	April 30, 2009 *
Operations:
Net investment income (loss)	$ (123,004)	$ 9,533	$ (297,060)	$ 18,626	$ 113,936	$ 68,028
Distributions received from underlying
investment companies	-	-	-	-	102	-
Net realized gain/(loss) from investments	9,224,075	(10,807,014)	5,872,597	(3,492,869)	1,426,847	(4,629,235)
Net change in unrealized appreciation /
(depreciation) on investments	(786,346)	2,183,943	(514,090)	28,733	55,954	(318,513)
Net Increase / (Decrease) in Net Assets
Resulting From Operations	8,314,725	(8,613,538)	5,061,447	(3,445,510)	1,596,839	(4,879,720)

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	(10,538)	-	(17,326)	-	(103,312)	-
Investor Class	(604)	-	-	-	(3,360)	-
Total Distributions to Shareholders	(11,142)	-	(17,326)	-	(106,672)	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Institutional Class	52,159,935	41,842,534	43,226,563	19,403,543	17,444,198	16,448,277
Investor Class	3,255,584	35,887	2,696,004	17,948	1,007,475	10
Reinvestment of dividends and distributions
Institutional Class	10,538	-	17,326	-	103,283	-
Investor Class	603	-	-	-	3,360	-
Cost of shares redeemed
Institutional Class	(39,082,984)	(18,169,311)	(50,665,470)	(17,722,945)	(2,754,675)	(21,797,915)
Investor Class	(1,264,741)	-	(2,615,628)	-	(214,530)	-
Net Increase / (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	15,078,935	23,709,110	(7,341,205)	1,698,546	15,589,111	(5,349,628)

Total Increase / (Decrease) in Net Assets	23,382,518	15,095,572	(2,297,084)	(1,746,964)	17,079,278	(10,229,348)

Net Assets:
Beginning of Year	27,098,470	12,002,898	8,169,278	9,916,242	3,735,077	13,964,425
End of Year **	$ 50,480,988	$ 27,098,470	$ 5,872,194	$ 8,169,278	$ 20,814,355	$ 3,735,077
** Includes undistributed net investment
income (loss) at end of period	$ -	$ 9,170	$ -	$ (12,310)	$ 3,794	$ -

Share Activity
Institutional Class:
Shares Sold	7,537,665	6,815,135	6,353,251	2,737,381	3,281,353	2,622,001
Shares Reinvested	1,434	-	2,289	-	18,745	-
Shares Redeemed	(6,188,839)	(3,307,005)	(6,978,527)	(2,476,707)	(520,448)	(3,252,026)
Net increase / (decrease) in shares of
beneficial interest outstanding	1,350,260	3,508,130	(622,987)	260,674	2,779,650	(630,025)

Investor Class:
Shares Sold	475,266	6,862	384,154	3,078	188,579	2
Shares Reinvested	82	-	-	-	612	-
Shares Redeemed	(190,950)	-	(359,150)	-	(40,702)	-
Net increase in shares of
beneficial interest outstanding	284,398	6,862	25,004	3,078	148,489	2

*Investor shares for all Funds commenced operations on January 2, 2009

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
	Pacific Financial		Pacific Financial
	Strategic Conservative Fund		Tactical Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2010	April 30, 2009 *	April 30, 2010	April 30, 2009 *
Operations:
Net investment income	$ 937,732	$ 375,663	$ 356,362	$ 211,733
Distributions received from underlying
investment companies	57,835	38,246	16,153	18,933
Net realized gain/(loss) from investments	195,484	(1,672,758)	499,495	(932,231)
Net change in unrealized appreciation /
(depreciation) on investments	740,675	104,200	429,236	(24,947)
Net Increase / (Decrease) in Net Assets
Resulting From Operations	1,931,726	(1,154,649)	1,301,246	(726,512)

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	(878,427)	(617,143)	(20,138)	(269,997)
Investor Class	(22,394)	-	-	-
Total Distributions to Shareholders	(900,821)	(617,143)	(20,138)	(269,997)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Institutional Class	43,064,696	39,499,448	27,255,409	42,572,477
Investor Class	1,691,898	54,037	658,928	19,960
Reinvestment of dividends and distributions
Institutional Class	876,561	616,657	20,104	269,599
Investor Class	22,394	-	-	-
Cost of shares redeemed
Institutional Class	(19,276,948)	(45,393,229)	(27,410,393)	(35,391,247)
Investor Class	(233,394)	-	(192,343)	-
Net Increase / (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	26,145,207	(5,223,087)	331,705	7,470,789

Total Increase / (Decrease) in Net Assets	27,176,112	(6,994,879)	1,612,813	6,474,280

Net Assets:
Beginning of Year	18,262,511	25,257,390	21,279,040	14,804,760
End of Year **	$ 45,438,623	$ 18,262,511	$ 22,891,853	$ 21,279,040
** Includes undistributed net investment
income/(loss) at end of period	$ 36,911	$ -	$ -	$ (411,232)

Share Activity
Institutional Class:
Shares Sold	4,667,030	4,202,504	2,867,304	4,496,557
Shares Reinvested	95,504	65,657	2,081	28,773
Shares Redeemed	(2,080,220)	(4,792,345)	(2,892,082)	(3,755,679)
Net increase / (decrease) in shares of
beneficial interest outstanding	2,682,314	(524,184)	(22,697)	769,651

Investor Class:
Shares Sold	183,385	5,912	68,951	2,166
Shares Reinvested	2,455	-	-	-
Shares Redeemed	(25,310)	-	(20,244)	-
Net increase in shares of
beneficial interest outstanding	160,530	5,912	48,707	2,166

*Investor shares for all Funds commenced operations on January 2, 2009
See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Year Ended		Year Ended	Period Ended
		April 30,		April 30,	April 30,
		2010		2009	2008 *

Net asset value, beginning of period		$ 5.63		$ 9.22	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	(0.03)		0.00	(0.03)
	Net realized and unrealized gain (loss)	2.23		(3.59)	(0.75)
	Total from investment operations	2.20		(3.59)	(0.78)

Less distributions from:
	Net Investment Income	(0.00)	(2)	-	-
Total distributions		(0.00)		-	-

Net asset value, end of period		$ 7.83		$ 5.63	$ 9.22

Total return (3,4)		39.11%		-38.94%	-7.80%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 48,216		$ 27,060	$ 12,003
	Ratios of gross expenses to
	average net assets: (5)	1.87%		2.24%	2.10%	(6)
	Ratios of net expenses to
	average net assets: (5)	1.98%	(7)	2.18%	2.00%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,8)	-0.42%		0.05%	-0.38%	(6)
	Ratios of net investment income (loss) to
	average net assets - pre waiver: (5,8)	-0.31%		-0.01%	-0.48%	(6)
	Portfolio turnover rate	582%		197%	85%	(9)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amounts represent less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(6)	Annualized
(7)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(8)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(9)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Year Ended		Period Ended
		April 30,		April 30,
		2010		2009 *

Net asset value, beginning of period		$ 5.62		$ 6.01
Activity from investment operations:
	Net investment income (loss) (1)	(0.08)		(0.04)
	Net realized and unrealized gain (loss)	2.24		(0.35)
	Total from investment operations	2.16		(0.39)

Less distributions from:
	Net Investment Income	(0.00)	(2)	-
Total distributions		(0.00)		-

Net asset value, end of period		$ 7.78		$ 5.62

Total return (3,4)		38.47%		-6.49%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 2,265		$ 39
	Ratios of expenses to
	average net assets: (5)	2.62%		2.47%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,7)	-1.11%		-2.04%	(6)
	Portfolio turnover rate	582%		197%	(8)

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amounts represent less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(6)	Annualized
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Year Ended		Year Ended	Period Ended
		April 30,		April 30,	April 30,
		2010		2009	2008 *

Net asset value, beginning of period		$ 6.10		$ 9.22	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	(0.10)		0.02	(0.09)
	Net realized and unrealized gain (loss)	1.95		(3.14)	(0.69)
	Total from investment operations	1.85		(3.12)	(0.78)

Less distributions from:
	Net Investment Income	(0.03)		-	-
Total distributions		(0.03)		-	-

Paid in capital from redemption fees		-		-	0.00	(2)

Net asset value, end of period		$ 7.92		$ 6.10	$ 9.22

Total return (3,4)		30.30%		-33.84%	-7.80%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 5,649		$ 8,151	$ 9,916
	Ratios of gross expenses to
	average net assets: (5)	1.88%		2.55%	2.20%	(6)
	Ratios of net expenses to
	average net assets: (5)	2.00%	(7)	2.46%	2.00%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,8)	-1.46%		0.21%	-1.07%	(6)
	Ratios of net investment income (loss) to
	average net assets - pre waiver/recapture (5,8)	-1.34%		0.11%	-1.27%	(6)
	Portfolio turnover rate	872%		639%	555%	(9)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amounts represent less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(6)	Annualized
(7)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(8)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(9)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Year Ended	Period Ended
		April 30,	April 30,
		2010	2009 *

Net asset value, beginning of period		$ 6.09	$ 6.41
Activity from investment operations:
	Net investment income (loss) (1)	(0.16)	(0.03)
	Net realized and unrealized gain (loss)	2.00	(0.29)
	Total from investment operations	1.84	(0.32)

Net asset value, end of period		$ 7.93	$ 6.09

Total return (2,3)		30.21%	-4.99%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 223	19
	Ratios of expenses to
	average net assets: (4)	2.63%	2.42%	(5)
	Ratios of net investment income (loss) to
	average net assets: (4,6)	-2.20%	-1.73%	(5)
	Portfolio turnover rate	872%	639%	(7)

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(5)	Annualized
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Year Ended		Year Ended	Period Ended
		April 30,		April 30,	April 30,
		2010		2009	2008 *

Net asset value, beginning of period		$ 4.28		$ 9.29	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	0.05		0.07	0.02
	Net realized and unrealized gain (loss)	1.18		(5.08)	(0.09)
	Total from investment operations	1.23		(5.01)	(0.07)

Less distributions from:
	Net Investment Income	(0.03)		-	(0.11)
	Net Realized Gains	-		-	(0.53)
Total distributions		(0.03)		-	(0.64)

Net asset value, end of period		$ 5.48		$ 4.28	$ 9.29

Total return (2,3)		28.80%		-53.93%	-1.17%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 20,006		$ 3,735	$ 13,964
	Ratios of gross expenses to
	average net assets: (4)	1.98%		2.45%	2.27%	(5)
	Ratios of net expenses to
	average net assets: (4)	2.00%	(6)	2.35%	2.00%	(5)
	Ratios of net investment income (loss) to
	average net assets: (4,7)	0.94%		0.94%	0.27%	(5)
	Ratios of net investment income (loss) to
	average net assets - pre waiver: (4,7)	0.95%		0.84%	0.00%	(5)
	Portfolio turnover rate	474%		653%	360%	(8)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(5)	Annualized
(6)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Investor Class
	Year Ended	Period Ended
	April 30,	April 30,
	2010	2009 *

Net asset value, beginning of period	$ 4.28	$ 5.35
Activity from investment operations:
Net investment income (loss) (1)	0.02	0.01
Net realized and unrealized gain (loss)	1.16	(1.08)
Total from investment operations	1.18	(1.07)

Less distributions from:
Net Investment Income	(0.02)	-
Total distributions	(0.02)	-

Net asset value, end of period	$ 5.44	$ 4.28

Total return (2,3)	27.66%	-20.00%
Ratios/Supplemental Data:
Net assets, end of period	$ 808	$ 8
Ratios of expenses to
average net assets: (4)	2.73%	2.35%	(5)
Ratios of net investment income (loss) to
average net assets: (4,6)	0.34%	0.94%	(5)
Portfolio turnover rate	474%	653%	(7)

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(5)	Annualized
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Year Ended		Year Ended	Period Ended
		April 30,		April 30,	April 30,
		2010		2009	2008 *

Net asset value, beginning of period		$ 9.10		$ 10.00	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	0.26		0.22	0.24
	Net realized and unrealized gain (loss)	0.21		(0.64)	(0.07)
	Total from investment operations	0.47		(0.42)	0.17

Less distributions from:
	Net Investment Income	(0.20)		(0.48)	(0.16)
	Net Realized Gains	-		-	(0.01)
Total distributions		(0.20)		(0.48)	(0.17)

Net asset value, end of period		$ 9.37		$ 9.10	$ 10.00

Total return (2,3)		5.24%		-4.27%	1.72%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 43,886		$ 18,209	$ 25,257
	Ratios of gross expenses to
	average net assets: (4)	1.81%		2.23%	2.19%	(5)
	Ratios of net expenses to
	average net assets: (4)	1.91%	(6)	2.20%	2.00%	(5)
	Ratios of net investment income (loss) to
	average net assets: (4,7)	2.78%		2.34%	2.84%	(5)
	Ratios of net investment income (loss) to
	average net assets - pre waiver/recapture (4,7)	2.88%		2.31%	2.65%	(5)
	Portfolio turnover rate	247%		536%	228%	(8)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(5)	Annualized
(6)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Investor Class
	Year Ended	Period Ended
	April 30,	April 30,
	2010	2009 *

Net asset value, beginning of period	$ 9.09	$ 9.26
Activity from investment operations:
Net investment income (loss) (1)	0.26	(0.09)
Net realized and unrealized gain (loss)	0.15	(0.08)
Total from investment operations	0.41	(0.17)

Less distributions from:
Net Investment Income	(0.17)	-
Total distributions	(0.17)	-

Net asset value, end of period	$ 9.33	$ 9.09

Total return (2,3)	4.58%	-1.84%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 1,552	$ 54
Ratios of expenses to
average net assets: (4)	2.56%	2.41%	(5)
Ratios of net investment income (loss) to
average net assets: (4,6)	2.76%	-3.12%	(5)
Portfolio turnover rate	247%	536%	(7)

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(5)	Annualized
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Year Ended		Year Ended	Period Ended
		April 30,		April 30,	April 30,
		2010		2009	2008 *

Net asset value, beginning of period		$ 9.25		$ 9.68	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	0.16		0.10	0.17
	Net realized and unrealized gain (loss)	0.44		(0.39)	(0.39)
	Total from investment operations	0.60		(0.29)	(0.22)

Less distributions from:
	Net Investment Income	(0.01)		(0.14)	(0.10)
Total distributions		(0.01)		(0.14)	(0.10)

Net asset value, end of period		$ 9.84		$ 9.25	$ 9.68

Total return (2,3)		6.48%		-3.03%	-2.16%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 22,394		$ 21,259	$ 14,805
	Ratios of gross expenses to
	average net assets: (4)	1.88%		2.22%	2.25%	(5)
	Ratios of net expenses to
	average net assets: (4)	2.00%	(6)	2.21%	2.00%	(5)
	Ratios of net investment income (loss) to
	average net assets: (4,7)	1.68%		1.06%	2.11%	(5)
	Ratios of net investment income (loss) to
	average net assets - pre waiver: (4,7)	1.80%		1.05%	1.86%	(5)
	Portfolio turnover rate	240%		394%	337%	(8)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(5)	Annualized
(6)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Year Ended	Period Ended
		April 30,	April 30,
		2010	2009 *

Net asset value, beginning of period		$ 9.24	$ 9.26
Activity from investment operations:
	Net investment income (loss) (1)	0.12	(0.05)
	Net realized and unrealized gain (loss)	0.42	0.03
	Total from investment operations	0.54	(0.02)

Net asset value, end of period		$ 9.78	$ 9.24

Total return (2,3)		5.84%	-0.22%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 498	$ 20
	Ratios of expenses to
	average net assets: (4)	2.63%	2.28%	(5)
	Ratios of net investment income (loss) to
	average net assets: (4,6)	1.20%	-1.82%	(5)
	Portfolio turnover rate	240%	394%	(7)

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(5)	Annualized
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2010

1.

ORGANIZATION

The Pacific Financial family of mutual funds (each a “Fund”, collectively the “Funds”) is comprised of five different actively managed funds. Each Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Funds are the Pacific Financial Core Equity Fund (the "Core Equity Fund"), the Pacific Financial Explorer Fund (the "Explorer Fund"), the Pacific Financial International Fund (the "International Fund"), the Pacific Financial Strategic Conservative Fund (the "Strategic Conservative Fund") and the Pacific Financial Tactical Fund (the "Tactical Fund"). The investment objective of each fund is as follows:

Fund

Primary Objective

Core Equity Fund

Long Term Capital Appreciation

Explorer Fund

Long Term Capital Appreciation

International Fund

Long Term Capital Appreciation

Strategic Conservative Fund

Preservation of Capital and Current Income

Tactical Fund

Long Term Capital Appreciation

The Funds currently offer two classes of shares:  Institutional Shares and Investor Shares.  Each class of shares of the Funds has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders.  The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2010

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2010 for the Funds’ assets and liabilities measured at fair value:

Pacific Financial Core Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 49,422,293	-	-	$ 49,422,293
Short-Term Investments	931,392	-	-	931,392
Total	$ 50,353,685	-	-	$ 50,353,685

Pacific Financial Explorer Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 5,808,485	-	-	$ 5,808,485
Short-Term Investments	136,463	-	-	136,463
Total	$ 5,944,948	-	-	$ 5,944,948

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2010

Pacific Financial International Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 20,289,864	-	-	$ 20,289,864
Short-Term Investments	445,777	-	-	445,777
Total	$ 20,735,641	-	-	$ 20,735,641

Pacific Financial Strategic Conservative Fund

Assets *	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 44,614,677	-	-	$ 44,614,677
Short-Term Investments	727,144	-	-	727,144
Total	$ 45,341,821	-	-	$ 45,341,821

Pacific Financial Tactical Fund

Assets *	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 22,328,099	-	-	$ 22,328,099
Short-Term Investments	560,633	-	-	560,633
Total	$ 22,888,732	-	-	$ 22,888,732

The Funds did not hold any Level 3 securities during the year.

*  Refer to the Portfolio of Investments for Industry Classification.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually except for the Strategic Conservative Fund, which is declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2010

Federal income tax – It is the policy of each fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax years of 2008 and 2009 and during the year ended April 30, 2010 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  Each Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, no Funds incured any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board).  Expenses specifically attributable to a particular Fund in the Pacific Financial family of Funds are borne by that Fund.  Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Pacific Financial family of Funds or another reasonable basis.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended April 30, 2010, cost of purchases and proceeds from sales of Fund securities, other than short-term investments amounted to the following:

Fund

Purchases

Sales

Core Equity Fund

          $ 164,749,142

         $ 147,667,839

Explorer Fund

 157,756,821

165,230,359

International Fund

   72,092,669

  56,422,460

Strategic Conservative Fund

 111,869,220

  75,116,417

Tactical Fund

   48,757,547

  44,600,124

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2010

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen under the direction of the Board, which is responsible for the overall management of the Funds. The Pacific Financial Group, Inc. serves as the Funds’ investment adviser (the “Adviser”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others, including the Adviser.  As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser had agreed, until August 31, 2008, to waive the investment advisory fee and reimburse each of the Funds for other expenses to the extent necessary so that the Net Annual Operating Expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds or extraordinary expenses such as litigation) does not exceed 2.00% of each Fund’s average daily net assets for the Institutional Class shares.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributed to the Institutional Class are subsequently less than 2.00% of the average daily net assets, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 2.00% of the average daily net assets for the Institutional Class. If the Fund’s Operating Expenses attributable to the Institutional Class shares subsequently exceed 2.00% per annum of the Fund’s average daily net assets, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed hereunder to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The following table shows amounts recaptured by Adviser from the Institutional Class shares as of April 30, 2010 and remaining waived expenses subject to potential recovery which expire in 2011:

              Remaining Waived Expenses by Expiration Date

Fund

Recaptured

       April 30, 2011

         August 30, 2011

Core Equity Fund

$  30,169

           $        -

                                  $       -

Explorer Fund

    23,035

      598

            8,688

International Fund

      2,072

 25,223

7,153

Strategic Conservative Fund

    33,547

         -

                  -

Tactical Fund

    24,952

         -

                  -

The Board has adopted, on behalf of the Funds, a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Institutional and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. During the year ended April 30, 2010, pursuant to the plan, the Institutional and Investor Class shares were charged as follows:

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2010

Fund

     Institutional Class

Investor Class

Core Equity Fund

$ 66,510

      $ 9,725

Explorer Fund

   47,797

         7,062

International Fund

   29,885

         4,500

Strategic Conservative Fund

   82,244

                     7,267

Tactical Fund

   52,576                                2,170

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of GFS.

Each Fund pays a pro rata share of the total Trustee fee of $10,000 per quarter as well as reimbursement for any reasonable expenses incurred when attending the meetings. Each Fund pays the chairperson of the Audit committee an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Funds as follows:

Administration, Fund Accounting and Transfer Agency. The Funds pay GFS an asset-based fee in decreasing amounts as the Funds’ combined assets reach certain breakpoints. The Funds are subject to a minimum annual fee. The Funds also pay GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee $400,000 or

- 15 basis points or 0.15% per annum on the first $250 million in net assets

- 10 basis points or 0.10% per annum on the next $250 million in net assets

-   8 basis points or 0.08% per annum on the next $500 million in net assets

-   3 basis points or 0.03% per annum on the next $2 billion in net assets

-   1.75 basis points or .0175% per annum on net assets greater than $3 billion

Custody Administration. Pursuant to the terms of the Funds’ Custody Agreement with Bank of New York (the “Custody Agreement”), each Fund pays an asset-based custody fee in decreasing amounts as the Fund’s assets reach certain breakpoints. Each Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.  GFS’s share of fees collected for the year ended April 30, 2010, is summarized in the table on the following page.  The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  The expenses incurred for compliance services pursuant to the Trust’s Agreement with NLCS, for the year ended April 30, 2010, are summarized in the table below.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2010

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  GemCom collection for EDGAR and printing services performed, for the year ended April 30, 2010, is summarized in the table below.

Fund

Custody

Compliance

GemCom

Core Equity Fund

 $  3,133

  $  6,482

   $  1,592

Explorer Fund

     3,398

      4,396

         847

International Fund

        939

      2,425

         813

Strategic Conservative Fund

     2,948

      7,273

       1,610

Tactical Fund

     2,695

      3,779

       1,121

5. REDEMPTION FEE

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the year ended April 30, 2010, the Funds assessed no redemption fees.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended April 30, 2010 was as follows:

The tax character of distributions for the period ended April 30, 2009 was as follows:

*  Information is for the Fund’s tax year ended December 31, 2008 and for the period January 1, 2009 through April 30, 2009.

As of April 30, 2010, the components of distributable earnings/ (deficit) on a tax basis were as follows:

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2010

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales. The difference between book basis and tax basis undistributed ordinary income is attributable to the tax treatment of short-term capital gains and grantor trusts adjustments.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

At April 30, 2010, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains.  The capital loss carry forwards expire on April 30 of the years indicated below:

*  The capital loss carry forwards will expire on December 31, 2016 and April 30, 2017, respectively.

Permanent book and tax differences are primarily attributable to net operating losses and grantor trusts adjustments, which resulted in reclassification for the period ended April 30, 2010 as follows:

7.    SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees

Northern Lights Fund Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund and Pacific Financial Tactical Fund (the “Funds”), each a series of the Northern Lights Fund Trust, as of April 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the year then ended, and the financial highlights for each of the three periods in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2010 by correspondence with the Funds’ custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund and Pacific Financial Tactical Fund as of April 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the year then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

June 24, 2010

THE PACIFIC FINANCIAL FUNDS

SUPPLEMENTAL INFORMATION

April 30, 2010 (unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merill Bryan**(65) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation Other Directorships: AdvisorOne Funds	48

Anthony J. Hertl (60)

Trustee since 2005

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller.  Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds; Satuit Capital Management Trust; Z-Seven Fund, Inc.; Greenwich Advisor Trust

48
Gary W. Lanzen (56) Trustee since 2005 Chief Investment Officer since 2006, formerly President, Orizon Investment Counsel, LLC; Founding Partner, Orizon Group, Inc. (a financial services company). Other Directorships: AdvisorOne Funds	48
Mark Taylor (46) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); Member , John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); Member, Auditing Standards Board, AICPA (since 2008).	48
Interested Trustees and Officers
Michael Miola***(57) Trustee since 2005 Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Northern Lights Compliance Services, LLC. Other Directorships: AdvisorOne Funds; Constellation Trust Co.	48

THE PACIFIC FINANCIAL FUNDS

SUPPLEMENTAL INFORMATION (continued)

April 30, 2010 (unaudited)

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (40)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since March 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Manager (since March 2006), Northern Lights Compliance Services, LLC; Manager (since March 2006) and President (since 2004), GemCom LLC.

N/A

Emile R. Molineaux (47)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Vice President, Northern Lights Compliance Services, LLC  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

N/A

Kevin E. Wolf (40)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

N/A

Lynn Bowley (51)

Chief Compliance Officer since June 2007

Compliance Officer of Northern Lights Compliance Services, LLC (2006-Present); Vice President of Investment Support Services for Mutual of Omaha Companies (2004-2006); First Vice President of Product Accounting and Reporting for Mutual of Omaha Companies (1998-2004).

N/A

*The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” refers to the Northern Lights Fund Trust and Northern Lights Variable Trust.  Each Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

**From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Funds' distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

***Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent),  Northern Lights Fund Distributors, LLC (the Funds’ Distributor) and Northern Lights Compliance Services, LLC (the Trust’s compliance service provider).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-451-TPFG.

THE PACIFIC FINANCIAL FUNDS

EXPENSE EXAMPLES

April 30, 2010 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Institutional Class	Fund’s Annualized Expense Ratio	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period*	Ending Account Value 4/30/10	Expenses Paid During Period*

Pacific Financial Core Equity Fund	1.92%	$1,000.00	$1,169.00	$ 10.33	$1,015.27	$ 9.59
Pacific Financial Explorer Fund	2.00%	$1,000.00	$1,151.90	$ 10.67	$1,014.88	$ 9.99
Pacific Financial International Fund	1.89%	$1,000.00	$1,048.10	$ 9.60	$1,015.42	$ 9.44
Pacific Financial Strategic Conservative Fund	1.88%	$1,000.00	$1,027.60	$ 9.45	$1,015.47	$ 9.39
Pacific Financial Tactical Fund	2.00%	$1,000.00	$1,024.90	$ 10.04	$1,014.88	$ 9.99

			Actual		Hypothetical (5% return before expenses)
Investor Class	Fund’s Annualized Expense Ratio	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period*	Ending Account Value 4/30/10	Expenses Paid During Period*

Pacific Financial Core Equity Fund	2.49%	$1,000.00	$1,165.00	$ 13.37	$1,012.45	$ 12.42
Pacific Financial Explorer Fund	2.56%	$1,000.00	$1,154.30	$ 13.67	$1,012.10	$ 12.77
Pacific Financial International Fund	2.58%	$1,000.00	$1,042.70	$ 13.07	$1,012.00	$ 12.87
Pacific Financial Strategic Conservative Fund	2.50%	$1,000.00	$1,024.40	$ 12.55	$1,012.40	$ 12.47
Pacific Financial Tactical Fund	2.46%	$1,000.00	$1,021.90	$ 12.33	$1,012.60	$ 12.28

*Expenses Paid during the Period are equal to the Classes annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days and divided by 365.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Funds are committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Funds believe that you should be aware of policies to protect the confidentiality of that information.

The Funds collect the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Funds do not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Funds are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR

The Pacific Financial Group, Inc.

777 108th Avenue NE, Suite 2100

Bellevue, WA 98004

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2009 - $40,000

2010 - $45,000

(b)

Audit-Related Fees

2009 - $6,000

2010 - $0

(c)

Tax Fees

2009 - $10,000

2010 - $11,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2009 - None

2010 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2009

2010

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2009 - $10,000

2010 - $11,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/7/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/7/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

7/7/10